UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-21712

Clough Global Equity Fund
(Exact name of registrant as specified in charter)

1625 Broadway, Suite 2200, Denver, Colorado			80202
(Address of principal executive offices)			(Zip code)

Erin E. Douglas, Secretary Clough Global Equity Fund 1625 Broadway, Suite 2200 Denver, Colorado 80202
(Name and address of agent for service)

Registrant’s telephone number, including area code:		303-623-2577

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2005

Item 1.  Reports to Stockholders.

2

SEMI-ANNUAL September 30, 2005 (Unaudited)

SHAREHOLDER LETTER

September 30, 2005 (Unaudited)

To our clients:

The Clough Global Equity Fund returned 19.17% in the five months ended September. We are pleased with its performance to date. Its closing market price on September 30, 2005 was $23.10 per share, 15.5% above the $20.00 initial offering price. In addition, a $0.30 per share distribution was paid on July 29, 2005 so the Fund’s total return to shareholders based on market price has been 17.2%. Meanwhile the Fund’s underlying net asset value has increased from $19.10 to $22.43.

The fiscal midyear point is a good opportunity to revisit a few of the key themes that make up the Fund’s holdings.

Our largest exposure continues to be global energy, with a primary focus in North American gas exploration and production companies and operators that provide rigs and services for deep-water drilling.  The world is coming to realize that the major oil and gas fields that provided the world’s energy over the past 50 years are obsolete and depleting and the investment necessary to replace those reserves has not been made. At current oil and gas prices, our producing companies are rapidly building cash, in many instances to levels that will exceed the firm’s entire equity value in a few short years. High energy prices likely to be with us for years because entirely new oil and gas fields must be developed to augment supplies. Yet most of them lie beneath 7,500 feet of water and the industry has been slow to build new rigs. That reluctance to invest only increases the value of both existing oil, as well as our investments in deep water drillers. Since investment in new hydrocarbon supplies is only getting off the ground and a massive investment cycle is needed, we believe the bull market uptrend in the stocks is still in an early stage. While the oil price and energy stocks have corrected sharply since the late September highs we look to enhance our exposure further as price opportunities emerge.

The Fund has a global mandate and a large portion of its investments are in non-U.S. equities. U.S. stocks have underperformed many global markets for the better part of two years and we expect that underperformance to continue. The Fund has maintained exposure to Japan and selected emerging markets, and that has measurably helped the Fund’s performance. The real benefits of global investing, however, will show themselves once U.S. economic growth slows and growth primarily proves to be outside of the U.S. Non-U.S. markets offer good value in many instances. Japan’s economy represents 18% of global GDP but its stock market is only 9% of global stock market capitalization. A lot of wealth has been created in many emerging economies that are not reflected in stock prices. Many investors fear that economic performance in Japan and in many emerging economies is dependent upon exports to the U.S. and they would falter should U.S. consumption slow. We do not believe that is the case.

For example, deflation is ending in Japan because the country’s banking and property problems have been resolved, businesses are flush with cash after years of restructuring and that cash is being deployed in investment and employment growth. This has nothing to do with the U.S. Dividends rising 28% in the six months ended September. Global investors are still underexposed to the Japanese story. Japan is regaining its self confidence.

Meanwhile, retail sales in China rose 12.7% so far in 2005; M2, a broad measure of money supply, grew 17.9% year to year in September and has been accelerating since spring. Wages and salaries are beginning to rise for industrial workers and China is beginning to construct a housing stock. As household security begins to build in China, the practice of saving nearly half of incomes should break down, freeing up spending. Brazil’s central bank reduced the SELIC rate, their equivalent of Fed Funds, from 19.75% to 19%, signaling a long called for decline in interest rates in that economy. The Fund’s exposure to non-U.S. markets is represented by a long list of Japanese stocks, with a heavy emphasis on financials, and both American Depository Receipts and Exchange Traded Funds for many of the emerging markets.

The Fund holds positions in other themes where we see good value. Global insurance stocks sell at the lowest price-earnings ratios in the equities markets, yet the industry is entering a sustainable phase of high profits and cash flows. We think many companies will generate enough cash to replenish hurricane losses in a few quarters. Utilities, particularly those with a nuclear fuel base, are undervalued on the basis of either cash flow or replacement value, and years of under-building in both transmission and generation facilities are enhancing the values of those assets.

One of the drags on the Fund’s performance has come from a weak Yen, which diluted the strong performance in Japanese stocks when translated into U.S. dollars. Part of that is due to purposeful intervention and the threat of the same from Japanese authorities to sustain a cheap currency. Today the Yen is extremely cheap and as the central bank moves away from its zero interest rate policies of recent years, it should strengthen. So far the persistence of the Japanese stock rally has limited opportunities for international investors to move into the market, but our guess is a lot of institutional global investors are looking to overweight Japan. The movement of capital toward Japanese equities should help support the Yen.

This past summer, long-term government yields have declined to new lows for the cycle in the face of near universal belief that they were headed higher, and that will help stabilize global economies. Many commentators insist on identifying growth with inflation and convinced themselves price inflation was something the markets had to deal with. We think otherwise. Outside of energy and a few selected commodities, there is plenty of productive capacity and in most manufacturing and consumer goods sectors, even outside of autos, capacity continues to rise. Inflation measures are declining everywhere, even in China. We think the major surprise will be how low inflation will be as the year unfolds. Rising bond prices in the face of falling currencies in Europe are clearly pointing to deflation. The danger, of course, is that if deflation returns to certain sectors and companies lose pricing power, stock prices will weaken in those sectors.

High oil prices and high household debt act as a tax on purchasing power. Home equity loans by commercial banks are declining. A year ago they were growing 51% and provided a huge boost to spending. Guidelines on home equity lending have been issued by regulators to curtail speculative activity and bring some rationality to the business. The stocks of companies that specialize in mortgage securitization have declined 40-50% from their summer highs. Inventories of unsold houses are rising, signaling a peaking in one of the greatest housing booms in history. Deflation risks may be rising in the U.S. just as the members of the Federal Reserve Board uniformly warn of the need to contain inflation risks. We think the risks to the economy come from a policy mistake; one of tightening overshoot. The Fund has begun to increase holdings of long-term Treasury bonds. Not only will they prove an excellent hedge for our long-term equity holdings, but would increase sharply in value should the economy stumble. The fact that 30-year Treasury yields have closed in on the yield of the ten-year signals that markets do not believe in the inflation story.

We were pleased to increase the Fund’s cash distribution from $0.30 to $0.33 in the most recent payment and we will aim over time to increase the payout to our shareholders in line with the increase in the Fund’s net asset value. We thank you for investing in the Clough Global Equity Fund and invite you to read the updates on our investment thinking on the Fund’s website, www.cloughglobal.com.

Sincerely,

/s/ Charles I. Clough, Jr.
Charles I. Clough, Jr.

STATEMENT OF INVESTMENTS

September 30, 2005 (Unaudited)

	SHARES	VALUE
COMMON STOCK 105.51%
Consumer/Retail 3.73%
China Mobile HK Ltd.	35,000	$862,400
DSW Inc.-Class A*	97,100	2,058,520
Kokuyo Company, Ltd.	224,500	3,101,053
Komeri Company Ltd.	33,400	1,088,667
Leapfrog Enterprises Inc.*	10,000	147,700
Lion Corp.	155,000	950,359
Mitsukoshi Ltd.	311,000	1,504,110
Nikon Corp.	83,000	1,047,051
Noritz Corp.	54,000	910,981
Tempur-Pedic International Inc.*	176,400	2,088,576
Wacoal Holdings Corp.	60,000	793,375
		14,552,792
Energy 30.83%
Coal 5.25%
ALPHA Natural Resources Inc.*	98,100	2,946,924
Arch Coal Inc.	14,000	945,000
CONSOL Energy Inc.	17,800	1,357,606
Fording Canadian Coal Trust	105,900	4,508,163
KFX Inc.*	133,200	2,280,384
Peabody Energy Corp.	54,700	4,613,945
Penn Virginia Resources Partners LP	32,700	1,748,469
Westmoreland Coal Company*	76,200	2,107,692
		20,508,183
Exploration & Production 11.62%
Amerada Hess Corp.	25,200	3,465,000
Burlington Resources Inc.	53,400	4,342,488
Canadian Natural Resources Ltd.	20,500	926,395
Chesapeake Energy Corp.	135,000	5,163,750
Compton Petroleum Corp.*	65,200	882,156
Delta Petroleum Corp.*	83,500	1,736,800
Devon Energy Corp.	23,000	1,578,720
EnCana Corp.	75,400	4,396,574
EOG Resources. Inc.	36,000	2,696,400
Gazprom ADR	23,300	1,561,100
Houston Exploration Company*	36,000	2,421,000
Lukoil	50,000	2,885,000
Nexen Inc.	16,600	791,156
PetroHawk Energy Corp.*	173,100	2,494,371
Petroleo Brasileiro SA	7,600	543,324
Petroquest Energy Inc.*	20,000	208,800
Parallel Petro Corp.	25,000	350,000
Suncor Energy Inc.	17,500	1,059,275
Talisman Energy Inc.	13,600	665,435
Western Gas Resources Inc.	88,000	4,508,240
Xto Energy Inc.	60,000	2,719,200
		45,395,184
Oil Services & Drillers 13.96%
Atwood Oceanics Inc.*	30,700	2,585,247
BJ Services Company	86,000	3,095,140
Cal Dive International Inc.*	46,000	2,916,860
Cooper Cameron Corp.*	5,500	406,615
Diamond Offshore Drilling Inc.	45,400	2,780,750
ENSCO International Inc.	113,000	5,264,670

	SHARES	VALUE
Oil Services & Drillers (continued)
FMC Technologies Inc.*	17,700	$745,347
Grant Prideco Inc.*	52,400	2,130,060
Halliburton Company	39,900	2,733,948
Helmerich & Payne Inc.	41,000	2,475,990
Hornbeck Offshore Services Inc.*	60,000	2,197,800
Key Energy Services Inc.*	31,900	473,077
Nabors Industries Ltd.*	46,900	3,368,827
National - Oilwell Varco Inc.*	46,300	3,046,540
Noble Corp.	59,000	4,039,140
Patterson Utility Energy Inc.	109,700	3,957,976
Rowan Cos Inc.	49,000	1,739,010
Schlumberger Ltd.	25,700	2,168,566
Stolt Offshore S.A.*	55,000	636,900
Tetra Technologies Inc.*	72,550	2,265,011
TODCO - Class A *	83,600	3,486,956
Transocean Inc.*	33,000	2,023,230
		54,537,660
		120,441,027
Finance 19.74%
Bank 10.96%
77 Bank Ltd.	393,000	2,887,389
Banco Bradesco S.A.	32,000	1,565,440
Bank of Ireland	12,800	201,454
Bank of Kyoto Ltd.	205,000	2,051,535
Bank of Yokohama Ltd.	430,000	3,276,659
Brookline Bancorp, Inc.	62,500	988,750
Chiba Kogyo Bank Ltd.*	120,000	2,410,254
Fidelity Bankshares, Inc.	36,100	1,102,855
First Niagra Financial Group Inc.	10,000	144,400
Hokkoku Bank Ltd.	210,000	984,187
ICICI Bank Ltd.-Spon ADR	263,700	7,449,525
Joyo Bank Ltd.	598,000	3,645,474
Mitsubishi UFJ Financial Group Inc.	330,000	4,299,900
Mizuho Financial Group Inc.	500	3,180,196
NewAlliance Bancshares, Inc.	89,800	1,314,672
Shizuoka Bank Ltd.	552,000	5,684,606
Sovereign Bancorp, Inc.	45,500	1,002,820
Towa Bank Ltd.	207,000	605,418
		42,795,534
Non-Bank Financial 8.79%
ACOM Company, Ltd.	13,700	994,476
Aiful Corp.	12,100	1,013,707
Apollo Investment Corp.	271,100	5,367,780
Credit Saison Company Ltd.	69,600	3,053,411
Daiwa Securities Group Inc.	388,000	3,031,811
KKR Financial Corp.	144,500	3,213,680
MCG Capital Corp.	125,000	2,108,750
Morgan Stanley	34,000	1,833,960
Nikko Cordial Corp.	217,000	2,509,985
Nissin Company Ltd.	2,000,000	2,660,441
Nomura Holdings Inc - ADR	195,100	3,031,854
ORIX Corp.	9,500	1,715,632
Promise Company Ltd.	13,000	963,133

	SHARES	VALUE
Non-Bank Financial (continued)
Waddell & Reed Financial Inc.-A	145,900	$2,824,624
		34,323,244
		77,118,778
Healthcare 1.79%
Biosphere Medical Inc.*	121,100	687,848
Medtronic Inc.	14,000	750,680
Sepracor Inc.*	70,000	4,129,300
Stryker Corp.	7,000	346,010
Takeda Pharmaceutical Company, Ltd.	18,000	1,071,929
		6,985,767
Industrial 12.28%
American Science & Engineering Inc.*	69,000	4,525,710
Bowne & Company Inc.	80,000	1,143,200
Bridgestone Corp.	35,000	749,240
Chicago Bridge & Iron Company*	30,000	932,700
Dresser-Rand Group Inc.*	70,405	1,734,075
Empresa Brasileira de Aeronautica S.A.	181,000	6,986,600
Fluor Corp.	22,000	1,416,360
Foster Wheeler Ltd.*	87,600	2,705,964
Georgia Gulf Corp.	122,000	2,937,760
Goodrich Corp.	5,000	221,700
Input/Output Inc.*	17,300	138,054
Insituform Technologies-CL A*	80,700	1,395,303
Jacobs Engineering Group Inc.*	53,800	3,626,120
Kansas City Southern*	129,200	3,011,652
Maruichi Steel Tube Ltd.	40,000	944,369
Nisshinbo Industries Inc.	110,000	953,530
Nova Chemicals Corp.	99,900	3,676,320
Primary Energy Recycling Corp.	233,400	1,963,572
Reddy Ice Holdings Inc.*	8,400	172,284
Sasol LTD-Sponsored ADR.	87,200	3,373,768
Tata Motors Ltd.	13,500	166,455
Walter Industries Inc.	59,000	2,886,280
Washington Group International Inc.*	10,000	538,900
Willbros Group Inc.*	112,100	1,776,785
		47,976,701
Insurance 9.16%
ACE Ltd.	54,300	2,555,901
Allmerica Financial Corp.*	20,600	847,484
American International Group	29,300	1,815,428
Arch Capital Group Ltd.*	34,700	1,720,773
Bristol West Holdings Inc.	108,200	1,974,650
Chubb Corp.	30,000	2,686,500
Cleveland-Cliffs Inc.	25,700	2,238,727
CNA Financial Corp.*	10,000	298,700
Infinity Property & Casualty Corp.	44,000	1,543,960
IPC Holdings Ltd.	10,300	336,295
James River Group Inc.*	24,000	422,400
Marsh & McLennan Cos Inc.	262,700	7,983,453
Montpelier Re Holdings Ltd.	124,500	3,093,825
PartnerRe Ltd.	25,700	1,646,085
RenaissanceRe Holdings Ltd.	46,400	2,029,072
St. Paul Travelers Cos Inc.	57,000	2,557,590

	SHARES	VALUE
Insurance (continued)
XL Capital Ltd.*	30,000	$2,040,900
		35,791,743
Media 1.63%
Asahi Broadcasting Corp.	1,000	106,594
Matsushita Electric Industrial Co Ltd.	175,000	2,964,586
Mobile Telesystems - ADR	81,400	3,311,352
		6,382,532
Metals 5.71%
APEX Silver Mines Ltd.*	114,000	1,790,940
Cameco Corp.	70,700	3,782,450
Cia Vale Do Rio Doce	76,100	3,337,746
Falconbridge Ltd.	39,800	1,063,456
Ivanhoe Mines Ltd.*	223,600	1,869,296
Olin Corp.	215,900	4,099,941
Oregon Steel Mills Inc.*	161,000	4,491,900
Pan American Silver Corp.*	52,500	927,150
Western Silver Corp.*	111,400	940,216
		22,303,095
Real Estate Investment Trust 3.17%
Daiwa House Industry Company Ltd.	260,000	3,401,313
Felcor Lodging Trust Inc.*	12,500	189,375
Goldcrest Company Ltd.	11,000	861,472
Host Marriott Corp.	172,000	2,906,800
Mitsubishi Estate Company Ltd.	84,000	1,152,905
Mitsui Fudosan Company Ltd.	81,000	1,218,050
Sunstone Hotel Investors Inc.	68,400	1,668,276
Trustreet Properties Inc.	61,500	962,475
		12,360,666
Retail 1.73%
Daimaru Inc.	161,000	1,894,869
Fast Retailing Company Ltd.	42,500	3,223,583
Toppan Forms Company Ltd.	100,800	1,243,184
Turkcell Iletisim Hizmet A.S.	27,700	378,105
		6,739,741
Technology 3.24%
Advanced Energy Industries Inc.*	108,800	1,170,688
Avnet Inc.*	40,000	978,000
eAccess Ltd.	3,500	2,636,215
Magal Security Systems Ltd.*	244,826	2,653,914
Microsoft Corp.	135,700	3,491,561
Radvision Ltd.*	69,600	951,432
Satyam Computer Services Ltd.	25,000	755,500
		12,637,310
Transportation 2.89%
Central Japan Railway Company	48	373,801
East Japan Railway Company*	150	856,275
Golar LNG, Ltd.*	113,600	1,458,624
Kamigumi Company Ltd.	220,000	1,753,953
OMI Corp.	53,000	947,110
Teekay Shipping Corp.	10,000	430,500
Tokyo Corp.	266,000	1,410,668
US Airways Group Inc.*	193,213	4,059,395
		11,290,326

	SHARES	VALUE
Utilities 9.61%
AES Corp.*	105,200	$1,728,436
Ameren Corp.	23,700	1,267,713
British Energy Group PLC*	231,800	1,957,377
CEMIG S.A.	36,700	1,397,536
Duke Energy Corp.	86,500	2,523,205
Dynegy Inc.*	204,000	960,840
El Paso Corp.	125,000	1,737,500
Empire District Electric Company	16,800	384,216
Energy East Corp.	60,000	1,511,400
Exelon Corp.	57,200	3,056,768
ITC Holdings Corp.	59,200	1,715,616
Northeast Utilities	62,100	1,238,895
PG&E Corp.	23,000	902,750
PPL Corp.	48,000	1,551,840
Public Service Enterprise Group Inc.	97,400	6,268,664
Sempra Energy	25,000	1,176,500
Southern Company	46,000	1,644,960
Southern Union Company	82,845	2,134,916
TXU Corp.	10,000	1,128,800
Williams Cos., Inc.	130,000	3,256,500
		37,544,432
TOTAL COMMON STOCK
(Cost $361,967,340)		412,124,910

EXCHANGE TRADED FUNDS 9.76%
iShares
Dow Jones Select Dividend	70,000	4,359,600
MSCI Canada	122,000	2,631,540
MSCI Emerging Markets	83,100	7,053,528
MSCI Brazil	127,000	4,231,640
MSCI Hong Kong	495,200	6,724,816
MSCI Japan	180,000	2,194,200
MSCI Malaysia	323,600	2,368,752
MSCI Pacific	28,000	2,888,200
MSCI Taiwan	175,000	2,049,250
S&P Latin America	30,000	3,611,400
TOTAL EXCHANGE TRADED FUNDS
(Cost $34,456,916)		38,112,926

PREFERRED STOCK 0.71%
XL Capital Ltd.*	122,000	2,785,260
TOTAL PREFERRED STOCK
(Cost $2,873,368)		2,785,260

MONEY MARKET MUTUAL FUNDS 0.49%
J.P. Morgan Prime Money Market Fund	1,928,231	1,928,231
TOTAL MONEY MARKET MUTUAL FUNDS
(Cost $1,928,231)		1,928,231

		PRINCIPAL
DUE DATE	COUPON	AMOUNT	VALUE
CORPORATE BONDS & NOTES 1.07%
Barclays Bank Plc.
3/22/06	9.75%	$2,000,000	$2,088,519
Barclays Bank Plc.
9/24/07	6.50%	2,000,000	2,073,327
TOTAL CORPORATE BONDS & NOTES
(Cost $4,000,000)			4,161,846

	SHARES	VALUE
CLOSED-END FUNDS 0.61%
India Fund Inc.	60,000	2,388,000
TOTAL CLOSED-END FUNDS
(Cost $1,828,671)		2,388,000

		PRINCIPAL
DUE DATE	COUPON	AMOUNT	VALUE

U.S. GOVERNMENT & AGENCY OBLIGATIONS 27.50%
United States Treasury Bill
10/20/05	2.781%	$15,000,000	14,979,600
12/15/05	3.460%	17,000,000	16,880,725
3/16/06	3.705%	7,600,000	7,471,724
United States Treasury Bond**
2/15/31	5.375%	42,300,000	47,402,480
United States Treasury Notes**
5/15/10	3.875%	21,000,000	20,702,241
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $109,169,411)			107,436,770

	EXPIRATION	NUMBER OF
	DATE	PRICE	CONTRACTS	VALUE
PURCHASED OPTIONS 0.26%
Energy Select Sector SPDR	1/21/06	54	300	90,750
Energy Select Sector SPDR	12/17/05	52	2,000	350,000
iShares Russell 2000	1/21/06	66	1,000	240,000
iShares Russell 2000	11/19/05	62	2,000	90,000
Oil Service HOLDRS	1/21/06	125	300	232,500
TOTAL OPTIONS PURCHASED
(Cost $1,534,260)				1,003,250

Total Investments
(Cost $517,758,197)	145.91%			569,941,193
Liabilities in Excess of Other Assets	-0.97%			(3,790,207)
Liquidation Preference of Auction Market Preferred Shares, Series M28 and F7 (including dividends payable on preferred shares)	-44.94%			(175,533,663)
NET ASSETS	100.00%			$390,617,323

*Non-income producing security

**Security, or portion of security, is segregated as collateral for options and short sales.

ADR - American Depositary Receipt

			NUMBER OF
	EXPIRATION DATE	EXERCISE PRICE	CONTRACTS	VALUE
OPTIONS WRITTEN
Energy Select Sector SPDR	1/21/06	45	(600)	$(33,000)
Energy Select Sector SPDR	12/17/05	46	(2000)	(85,000)
iShares Rusell 2000	1/21/06	59	(1000)	(10,000)
iShares Rusell 2000	11/19/05	54	(3000)	(15,000)
Oil Service HOLDRS	1/21/06	140	(300)	(73,500)
Oil Service HOLDRS	1/21/06	110	(300)	(74,250)

TOTAL PUT OPTIONS WRITTEN
(Premiums Received $524,038)				(290,750)

	SHARES	VALUE
SECURITIES SOLD SHORT (15.27)%
Abercrombie & Fitch	(29,300)	(1,460,605)
Amazon.Com Inc.*	(5,000)	(226,500)
American Eagle Outfitters	(61,000)	(1,435,330)
Carmax Inc.*	(59,900)	(1,873,073)
Comerica Inc.	(20,200)	(1,189,780)
Commerce Bancorp Inc.	(70,400)	(2,160,576)
Costco Wholesale Corp.	(39,000)	(1,680,510)
Dana Corp.	(20,000)	(188,200)
Dillard’s Inc.	(73,000)	(1,524,240)
Doral Financial Corp.	(39,500)	(516,265)
Entergy Corp.	(15,000)	(1,114,800)
Factset Research Systems Inc.	(50,300)	(1,772,572)
Fastenal Company	(27,400)	(1,673,866)
First Bancorp	(10,000)	(169,200)
Ford Motor Company	(73,700)	(726,682)
HNI Corp.	(15,000)	(903,300)
Jefferies Group Inc.	(13,000)	(566,150)
JP Morgan Chase & Company	(86,000)	(2,917,980)
KB Home	(41,000)	(3,001,200)
Longs Drug Stores Company	(44,000)	(1,887,160)
Panera Bread Company - Class A *	(33,100)	(1,694,058)
Polaris Industries Inc.	(54,700)	(2,710,385)
Popular Inc.	(64,700)	(1,567,034)
Pulte Homes Inc.	(37,500)	(1,609,500)
Retail HOLDRS Trust	(125,200)	(11,623,568)
Safeway Inc.	(15,100)	(386,560)
SLM Corp.	(45,000)	(2,413,800)
Toll Brothers Inc.*	(38,500)	(1,719,795)
Toro Company	(25,200)	(926,352)
W Holdings Company Inc.	(63,800)	(609,928)
Wachovia Corp.	(59,900)	(2,850,641)
Wellsfargo & Company	(67,700)	(3,965,189)
Winnebago Industries	(20,100)	(582,297)

TOTAL SECURITIES SOLD SHORT
(Proceeds $61,975,720)		$(59,647,096)

See Notes to Financial Statements

STATEMENT OF ASSETS & LIABILITIES

September 30, 2005 (Unaudited)

Assets:
Investments, at value (Cost - see below)	$569,941,193
Cash	349,375
Deposit with broker for securities sold short	57,138,604
Dividends receivable	702,557
Interest receivable	635,754
Receivable for investments sold	10,137,889
Other assets	100,396
Total Assets	639,005,768

Liabilities:
Securities sold short (Proceeds $61,975,720)	59,647,096
Options written at value (Premiums received $524,038)	290,750
Payable for investments purchased	11,658,886
Interest due on loan	168,724
Dividends payable - short sales	34,829
Accrued investment advisory fee	445,205
Accrued administration fee	158,295
Accrued offering costs	432,478
Other payables	18,519
Total Liabilities	72,854,782

Preferred Stock (unlimited shares authorized):
Auction market preferred shares, Series M28 & F7 ($25,000 liquidation value per share, no par value, 4,000 and 3,000 shares issued and outstanding, respectively)	175,533,663
Total Preferred Stock	175,533,663

Net Assets	$390,617,323

Cost of investments	$517,758,197

Composition of Net Assets:
Paid in capital	$329,898,670
Overdistributed net investment income	(4,854,578)
Accumulated net realized gain on investments, foreign currency transactions and securities sold short	10,845,257
Net unrealized appreciation in value of investments, options, securities sold short and translation of assets and liabilities denominated in foreign currencies	54,727,974
Net Assets	$390,617,323

Shares of common stock outstanding of no par value, unlimited shares authorized	17,414,757
Net asset value per share	$22.43

See Notes to Financial Statements

STATEMENT OF OPERATIONS

For the Period April 27, 2005 (Inception) to September 30, 2005 (Unaudited)

Investment Income:
Dividends (Net of foreign withholding taxes of $63,889)	$1,969,660
Interest	1,708,092
Other income	223,392
Total Income	3,901,144

Expenses:
Investment advisory fee	1,638,216
Administration fee	582,477
Trustees fee	44,551
Dividend expense - short sales	214,687
Interest on loan	419,339
Broker/Dealer fee	41,395
Miscellaneous	873
Total Expenses	2,941,538
Net Investment Income	959,606

Net realized gain (loss) on:
Investment securities	10,535,922
Foreign currency transactions	(14,106)
Securities sold short	323,441
Change in net unrealized appreciation/depreciation on investments, options, securities sold short and translation of assets and liabilities denominated in foreign currencies	54,727,974
Net gain on investments, foreign currency transactions, options and securities sold short	65,573,231
Distributions to Preferred Shareholders from Net Investment Income	(607,613)
Net Increase in Net Assets Attributable to Common Shares from Operations	65,925,224

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

For the Period April 27, 2005 (Inception) to September 30, 2005 (Unaudited)

Common Shareholder Operations:
Net investment income	$959,606
Net realized gain (loss) from:
Investment securities	10,535,922
Foreign currency transactions	(14,106)
Securities sold short	323,441
Change in net unrealized appreciation/depreciation on investments, options, securities sold short and translation of assets and liabilities denominated in foreign currencies	54,727,974
Distributions to Preferred Shareholders:
From net investment income	(607,613)
Net increase in net assets attributable to common shares from operations	65,925,224

Distributions to Common Shareholders:
From net investment income	(5,206,571)
Net decrease in net assets from distributions	(5,206,571)

Capital Share Transactions (Note 3):
Proceeds from sales of shares, net of offering costs	290,665,000
Proceeds from the underwriters’ over-allotment option excerised, net of offering costs	40,026,000
Net asset value of common stock issued to stockholders from reinvestment of dividends	1,207,670
Costs from issuance of preferred shares	(2,100,000)
Net increase in net assets from capital share transactions	329,798,670
Net Increase in Net Assets Attributable to Common Shares	390,517,323

Net Assets Attributable to Common Shares:
Beginning of period	100,000
End of period *	$390,617,323

*Includes overdistributed net investment income of:	$(4,854,578)

See Notes to Financial Statements

STATEMENT OF CASH FLOWS

For the Period April 27, 2005 (Inception) to September 30, 2005 (Unaudited)

Cash Flows from Operating Activity:
Net Increase in Net Assets from Operations	$65,573,231

Adjustments to Reconcile Net Increase in Net Assets Attributable to Common Shares from Operations to Net Cash Used in Operating Activities:
Purchase of long-term investment securities (at cost)	(699,046,354)
Proceeds from sale of long-term securities	233,686,931
Net purchase of short-term investment securities	(58,208,174)
Increase deposit with broker	(57,138,604)
Increase in dividends and interest receivable	(1,338,311)
Increase in other assets	(100,396)
Receivable for investments sold	(10,137,889)
Accretion of discount	(54,256)
Amortization of premium	32,458
Payable for securities sold short	59,647,096
Payable for options written	290,750
Payable for investments purchased	11,658,886
Increase in interest due on loan	168,724
Increase in dividends payable on short sales	34,829
Increase in advisory fee payable	445,205
Increase in administration fee payable	158,295
Increase in offering costs payable	432,478
Increase in other payables	18,519
Increase in preferred dividends payable	533,663
Net realized gain on investments	(10,535,922)
Net realized loss on foreign currency transactions	14,106
Net realized gain on securities sold short	(323,441)
Net change in unrealized (appreciation)/depreciation on investments	(54,727,974)
Net Cash Used in Operating Activities	(498,735,111)

Cash Flows from Financing Activities:
Net proceeds from common shares issued	331,385,000
Offering costs on common shares	(694,000)
Offering costs on preferred shares	(2,100,000)
Proceeds from preferred shares issued	175,000,000
Cash dividends paid to common shareholders	(3,998,901)
Cash dividends paid to preferred shareholders	(607,613)
Net Cash Provided by Financing Activities	498,984,486

Net increase in cash	249,375

Cash at Beginning of Period	100,000
Cash at End of Period	$349,375

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

For the Period April 27, 2005 (Inception) to September 30, 2005 (Unaudited)

Per Common Share Operating Performance
Net asset value - beginning of period	$19.10
Income from investment operations:
Net investment income	0.02
Net realized and unrealized gain on investments	3.56
Distributions to Preferred Shareholders:
From net investment income	(0.03)
Total from investment operations	3.55

Distributions to common shareholders:
From net investment income	(0.30)
Total distributions	(0.30)

Capital Share Transactions:
Common share offering costs charged to paid in capital	(0.04)
Preferred share offering costs and sales load charged to paid in capital	0.12
Total capital share transactions	0.08
Net asset value - end of period	$22.43
Market price - end of period	$23.10

Total Investment Return - Net Asset Value (1)	19.17%
Total Investment Return - Market Price (1)	17.21%

Ratios and Supplemental Data
Net assets attributable to common shares, end of period (000)	$390,617
Ratio to average net assets attributable to common shareholders:
Net expenses (3)	1.72	%(2)
Net expenses excluding dividends on short sales (3)	1.60	%(2)
Net investment income (3)	0.56	%(2)
Preferred share dividend	0.36	%(2)
Portfolio turnover rate	75%
Average commission rate paid	$0.0395

Auction Market Preferred Shares
Liquidation value, end of period, including dividends on preferred shares (000)	$175,534
Total shares outstanding (000)	7
Asset coverage per share (4)	$80,879
Liquidation preference per share	$25,000
Average market value per share (5)	$25,000

(1)         Total investment return is calculated assuming a purchase of a common share at the opening on the first day and a sale at closing on the last day of each period reported.  Total investment return on net asset value reflects a sales load of $.90 per share.  Dividends and   distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.  Total investment returns do not reflect brokerage commissions.  Total investment returns for less than a full year are not annualized.  Past performance is not a guarantee of future results.

(2)         Annualized

(3)         Ratios do not reflect dividend payments to preferred shareholders.

(4)         Calculated by subtracting the Fund’s total liabilities (excluding Preferred Shares) from the    Fund’s total assets and dividing by the number of preferred shares outstanding.

(5)         Based on monthly prices.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

September 30, 2005 (Unaudited)

1.  SIGNIFICANT ACCOUNTING AND OPERATING POLICIES

Clough Global Equity Fund is a closed-end management investment company (the “Fund”) that was organized under the laws of the state of Delaware by an Agreement and Declaration of Trust dated January 25, 2005. The Fund is a non-diversified series with an investment objective to provide a high level of total return. The Declaration of Trust provides that the Trustees may authorize separate classes of shares of beneficial interest.

Security Valuation:  The net asset value per Share of the Fund is determined no less frequently than daily, on each day that the American Stock Exchange (the “Exchange”) is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). Trading may take place in foreign issues held by the Fund at times when the Fund is not open for business. As a result, the Fund’s net asset value may change at times when it is not possible to purchase or sell shares of the Fund. Securities held by the fund for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean of the bid and asked prices on such day. Over-the-counter securities traded on NASDAQ are valued based upon the closing price. Debt securities for which the over-the-counter market is the primary market are normally valued on the basis of prices furnished by one or more pricing services at the mean between the latest available bid and asked prices. As authorized by the Trustees, debt securities (other than short-term obligations) may be valued on the basis of valuations furnished by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of securities. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates value, unless the Trustees determine that under particular circumstances such method does not result in fair value. Over-the-counter options are valued at the mean between bid and asked prices provided by dealers. Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices. Securities for which there is no such quotation or valuation and all other assets are valued at fair value in good faith by or at the direction of the Trustees.

Foreign Securities:  The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is included with the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.

Options:  The Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option among others, is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non- income producing securities.

Written option activity as of September 30, 2005 was as follows:

Written Call Options	Contracts	Premiums
Outstanding at inception, April 27, 2005	—	—
Positions opened	300	$67,947
Expired	—	—
Closed	—	—
Outstanding, September 30, 2005	300	$67,947
Market Value, September 30, 2005		$73,500

Written Put Options	Contracts	Premiums
Outstanding at inception, April 27, 2005	—	—
Positions opened	6,900	$456,091
Expired	—	—
Closed	—	—
Outstanding, September 30, 2005	6,900	$456,091
Market Value, September 30, 2005		$217,250

Short Sales:  The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

Income Taxes:   The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Distributions to Shareholders:  The Fund intends to make a level dividend distribution each quarter to Common Shareholders after payment of interest on any outstanding borrowings or dividends on any outstanding preferred shares. The level dividend rate may be modified by the Board of Trustees from time to time. Any net capital gains earned by the Fund are distributed at least annually to the extent necessary to avoid federal income and excise taxes. Distributions to shareholders are recorded by the Fund on the ex dividend date. The Fund has applied to the Securities and Exchange Commission for an exemption from Section 19(b) of the 1940 Act and Rule 19b-1 thereunder permitting the Fund to make periodic distributions of long-term capital gains, provided that the distribution policy of the Fund with respect to its Common Shares calls for periodic (e.g., quarterly/monthly) distributions in an amount equal to a fixed percentage of the Fund’s average net asset value over a specified period of time or market price per common share at or about the time of distribution or pay-out of a level dollar amount.

Securities Transactions and Investment Income:  Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the highest cost basis for both financial reporting and income tax purposes.

Use of Estimates:  The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

2.  TAXES

Net unrealized appreciation/depreciation of investments based on federal tax cost were as follows:

As of September 30, 2005
Gross appreciation (excess of value over tax cost)	$58,214,477
Gross depreciation (excess of tax cost over value)	(6,791,621)
Net unrealized appreciation	$51,422,856
Cost of investments for income tax purpose	$518,518,338

3.  CAPITAL TRANSACTIONS

Common Shares:  There are an unlimited number of no par value common shares of beneficial interest authorized. Of the 17,414,757 common shares outstanding on September 30, 2005, ALPS Mutual Funds Services, Inc. owned 5,236 shares. The Fund issued 15,250,000 common shares in its initial public offering on April 27, 2005. These common shares were issued at $20.00 per share before the underwriting discount of $0.90 per share. An additional 600,000 common shares were issued on June 14, 2005.  As well as another 1,500,000 common shares were issued on May 13, 2005. These common shares were also issued at $20.00 per share before the underwriting discount of $0.90 per share. Offering costs of $694,000 (representing $.04 per common share) were offset against proceeds of the offering and have been charged to paid-in capital of the common shares.  ALPS Mutual Fund Services and Clough Capital Partners agreed to pay those offering costs of the Fund (other than sales load, but inclusive of the reimbursement of the underwriter expenses of $.0067 per common share) that exceed $.04 per common share.

Net investment income (loss) and net realized gain (loss) may differ from financial statement and tax purposes. These differences are primarily due to the treatment of certain investment securities and distribution allocations.

Transactions in common shares for the period ended September 30, 2005, were as follows:

Common shares outstanding - beginning of period	5,236
Common shares issued in connection with initial public offering	15,250,000
Common shares issued from underwriters’ over-allotment option exercised	2,100,000
Common shares issued as reinvestment of dividends	59,521
Common shares outstanding - end of period	17,414,757

Preferred Shares:  On September 14, 2005, the Fund’s Board of Trustees authorized the issuance of an unlimited number of no par value preferred shares, in addition to the existing common shares, as part of the Fund’s leverage strategy. Preferred shares issued by the Fund have seniority over the common shares. Offering costs associated with the issuance of preferred shares, estimated at $350,000, and the underwriters’ sales load totaling $1,750,000, have been borne by the common shareholders as a direct reduction to paid in capital.

The Fund is subject to certain limitations and restrictions while preferred shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Fund from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation value. Specifically, the Fund is required under the Investment Company Act of 1940 to maintain an asset coverage with respect to the outstanding preferred shares of 200% or greater.

The Fund has two series of Auction Market Preferred Shares (“AMPS”), M28 and F7. On September 14, 2005, the Fund issued 4,000 shares of Series M28 AMPS and 3,000 shares of Series F7 AMPS, with net asset and liquidation values of $25,000 per share plus accrued dividends for both series. Dividends on the AMPS are cumulative and are paid based on an annual rate set through auction procedures. Distributions of net realized capital gains, if any, are paid annually. As of September 30, 2005, the annualized dividend rates for the M28 and F7 series were 3.72% and 3.80%, respectively. The dividend rate, as set by the auction process, is generally expected to vary with short-term interest rates. The rate may vary in a manner unrelated to the income received on the Fund’s assets, which could have either a beneficial or detrimental impact on net investment income and gains available to Common Shareholders. Preferred Shares, which are entitled to one vote per share, generally vote with the Common Shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.

4.  PORTFOLIO SECURITIES

Purchases and sales of investment securities, other than short-term securities, for the period April 27, 2005 (Inception) to September 30, 2005 aggregated $697,512,095 and $233,686,931, respectively. Purchase and sales of U.S. government and agency securities, other than short-term securities, for the period April 27, 2005 (Inception) to September 30, 2005 aggregated $92,933,188 and $22,861,406, respectively.

5. INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS

Clough Capital Partners L.P. (“Clough”) serves as the Fund’s investment adviser pursuant to an Investment Advisory Agreement with the Fund. As compensation for its services to the Fund, Clough receives an annual investment advisory fee of 0.90% based on the Fund’s average daily total assets, computed daily and payable monthly. ALPS Mutual Funds Services, Inc. (“ALPS”) serves as the Fund’s administrator pursuant to an Administration, Bookkeeping and Pricing Services Agreement with the Fund. As compensation for its services to the Fund, ALPS receives an annual administration fee of 0.32% based on the Fund’s average daily total assets, computed daily and payable monthly. ALPS will pay all expenses incurred by the Fund, with the exception of advisory fees,  trustees’ fees, portfolio transaction expenses, litigation expenses, taxes, cost of preferred shares, expenses of conducting repurchase offers for the purpose of repurchasing fund shares, and extraordinary expenses.

6. LINE OF CREDIT

On July 15, 2005, a Security Agreement between the Fund and The Bank of New York (“BONY”) was executed which allows the Fund to borrow against a secured line of credit from BONY an aggregate amount of up to $175,000,000. The borrowings under the BONY line of credit are secured by pledging the Fund’s portfolio securities as collateral. During the period ended September 30, 2005, the average borrowing was $20,165,848 with an average rate on borrowings of 4.74%.

7.  CASHFLOWS

The cash amount shown in the Statement of Cash Flows is the amount reported as cash in the Statement of Assets and Liabilities and represents cash on hand in the Fund’s Custodian bank account.  This amount does not include any short-term investments at September 30, 2005.

8.  OTHER

The Independent Trustees of the Fund receive a quarterly retainer of $3,500 and an additional $1,500 for each meeting attended.

DIVIDEND REINVESTMENT PLAN

September 30, 2005 (Unaudited)

Unless the registered owner of Common Shares elects to receive cash by contacting The Bank of New York (the “Plan Administrator” or “BONY”), all dividends declared on Common Shares will be automatically reinvested by the Plan Administrator for shareholders in the Fund’s Dividend Reinvestment Plan (the “Plan”), in additional Common Shares. Shareholders who elect not to participate in the Plan will receive all dividends and other distributions in cash paid by check mailed directly to the shareholder of record (or, if the Common Shares are held in street or other nominee name, then to such nominee) by BONY as dividend disbursing agent. You may elect not to participate in the Plan and to receive all dividends in cash by contacting BONY, as dividend disbursing agent, at the address set forth below. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Some brokers may automatically elect to receive cash on your behalf and may re-invest that cash in additional Common Shares for you. If you wish for all dividends declared on your Common Shares to be automatically reinvested pursuant to the Plan, please contact your broker.

The Plan Administrator will open an account for each Common Shareholder under the Plan in the same name in which such Common Shareholder’s Common Shares are registered. Whenever the Fund declares a dividend or other distribution (together, a “Dividend”) payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in Common Shares. The Common Shares will be acquired by the Plan Administrator for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized Common Shares from the Fund (“Newly Issued Common Shares”) or (ii) by purchase of outstanding Common Shares on the open market (“Open-Market Purchases”) on the American Stock Exchange or elsewhere. If, on the payment date for any Dividend, the closing market price plus estimated brokerage commissions per Common Share is equal to or greater than the net asset value per Common Share, the Plan Administrator will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants. The number of Newly Issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the net asset value per Common Share on the payment date; provided that, if the net asset value is less than or equal to 95% of the closing market value on the payment date, the dollar amount of the Dividend will be divided by 95% of the closing market price per Common Share on the payment date. If, on the payment date for any Dividend, the net asset value per Common Share is greater than the closing market value plus estimated brokerage commissions, the Plan Administrator will invest the Dividend amount in Common Shares acquired on behalf of the participants in Open-Market Purchases. In the event of a market discount on the payment date for any Dividend, the Plan Administrator will have until the last business day before the next date on which the Common Shares trade on an “ex-dividend” basis or 30 days after the payment date for such Dividend, whichever is sooner (the “Last Purchase Date”), to invest the Dividend amount in Common Shares acquired in Open-Market Purchases. If, before the Plan Administrator has completed its Open-Market Purchases, the market price per Common Share exceeds the net asset value per Common Share, the average per Common Share purchase price paid by the Plan Administrator may exceed the net asset value of the Common Shares, resulting in the acquisition of fewer Common Shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Administrator is unable to invest the full Dividend amount in Open-Market Purchases  during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open-Market Purchases and may invest the uninvested portion of the Dividend amount in Newly Issued Common Shares at the net asset value per Common Share at the close of business on the Last Purchase Date provided that, if the net asset value is less than or equal to 95% of the then current market price per Common Share; the dollar amount of the Dividend will be divided by 95% of the market price on the payment date.

The Plan Administrator maintains all shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common Shares in the account of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.

In the case of Common Shareholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Administrator will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder’s name and held for the account of beneficial owners who participate in the Plan.

There will be no brokerage charges with respect to Common Shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Dividends. Participants that request a sale of Common Shares through the Plan Administrator are subject to brokerage commissions.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

All correspondence or questions concerning the Plan should be directed to the Plan Administrator, The Bank of New York, 101 Barclay Street, New York, New York 10286, 20th Floor, Transfer Agent Services, (800) 433-8191.

FUND PROXY VOTING & POLICIES PROCEDURES

September 30, 2005 (Unaudited)

Fund policies and procedures used in determining how to vote proxies relating to portfolio securities and a summary of proxies voted by the Fund for the period ended June 30, 2005, are available without a charge, upon request, by contacting the Fund at 1-877-256-8445 and on the Commission’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

September 30, 2005 (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period.  Copies of the Fund’s Forms N-Q are available without a charge, upon request, by contacting the Fund at 1-877-256-8445 and on the Commission’s website at http://www.sec.gov.  You may also review and copy Form N-Q at the Commission’s Public Reference Room in Washington, D.C.  For more information about the operation of the Public Reference Room, please call the Commission at 1-800-SEC-0330.

NOTICE

September 30, 2005 (Unaudited)

Notice is hearby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase at market prices from time to time shares of its common stock in the open market.

INVESTMENT ADVISORY AGREEMENT

September 30, 2005 (Unaudited)

On March 23, 2005, the Board of Trustees met in person (other than Mr. Boynton and Mr. Butler, who participated by telephone) to, among other things, review and consider the approval of the Advisory Agreement. In its consideration of the Advisory Agreement, the Trustees, including the non-interested Trustees, considered in general the nature, quality and scope of services to be provided by Clough.

Prior to beginning their review of the Advisory Agreement, counsel to the Fund, who also serve as independent counsel to the independent Trustees, discussed with the Trustees their fiduciary responsibilities in general and also specifically with respect to the approval of the Advisory Agreement.

James Canty, a partner at Clough and a Trustee of the Fund, then discussed the organizational structure of Clough and the qualifications of Clough and its principals to act as the Fund’s adviser. He reviewed the professional experience of the portfolio managers, referring the Trustees to the biographies of himself, Chuck Clough and Eric Brock, Partners of Clough, emphasizing that Mr. Clough, Mr. Brock and he each had substantial experience as an investment professional. Mr. Canty stated that Clough was investment adviser to one other closed-end fund, the Clough Global Allocation Fund (the “Global Allocation Fund”). The Trustees, all of whom currently serve as trustees for the Global Allocation Fund, acknowledged their familiarity with the expertise and standing in the investment community of Messrs. Clough, Canty and Brock and their satisfaction with the performance of that fund. The Trustees concluded that the portfolio management team was well qualified to serve the Fund in those functions.

Mr. Canty then reviewed Clough’s plans to add both investment and administrative staff to service the additional closed-end fund. He described Clough’s procedures relating to compliance and oversight. He discussed Clough’s order management systems that contain pre-trade compliance functions which review each trade against certain of the Fund’s investment restrictions and applicable Investment Company Act of 1940 and Internal Revenue Code restrictions, and the efforts that Clough’s Chief Compliance Officer will undertake to summarize monthly for Clough’s management and quarterly for the Trustees any violations that may occur, as well any other violations detected through the manual monitoring that supplements the order management system’s testing. He also reviewed the adequacy of Clough’s facilities and its plans for moving into a new office on May 1, 2005. The Trustees concluded that Clough appeared to have adequate procedures and personnel in place to ensure compliance by Clough with applicable law and with the Fund’s investment objectives and restrictions.

Mr. Canty described generally the investment objective and policies of the Fund and discussed the Fund’s target portfolio. He stated that the type of securities that the Fund would be investing in would be similar to the securities in which the Global Allocation Fund invested, except that the Fund would not invest as heavily in debt securities. He also stated that, like the Global Allocation Fund, Clough intended to invest a portion of the Fund’s assets in iShares ETFs. He said that Clough would identify geographic areas, in particular emerging markets, in which they intend to invest a portion of Fund assets and how much to invest in each geographic location. In addition to identifying and purchasing individual securities in these markets, iShares ETFs may be used to gain wider exposure to particular markets or regions without the expense of purchasing numerous foreign securities. Investments in iShares also permit Clough to rapidly enter and exit these foreign markets without having to deal with currency conversions, settlement delays, or illiquidity that often characterize these less developed markets. He stated that, as a result of the use of Clough’s judgment to determine which iShares ETF to invest in, if any, the use of iShares ETFs would not result in the Fund receiving or paying for duplicative services provided by both Clough and the iShares investment adviser. Mr. Canty stated that in the current Global Allocation Fund, ETF investments are generally less than 5% of total assets, and it is anticipated that the amount of ETF’s in the Fund will be similar, and in any event will generally not exceed 20% of the Fund’s total assets.

Mr. Canty next reviewed the terms of the proposed Advisory Agreement, stating that Clough would receive a fee of 0.90% of the average daily total assets of the Fund and that it would pay a fee equal to an annual rate of 0.15% of the average weekly total assets to Merrill Lynch, Pierce, Fenner & Smith Incorporated. He stated that the profitability analysis of the investment advisory services provided by Clough will depend primarily on the asset size of the Fund. He said that based on a hypothetical size of $450 million (including assets acquired through leverage), the net fee to Clough, after paying the 0.15% of the average weekly total assets to Merrill Lynch, Pierce, Fenner & Smith Incorporated, would be approximately $3,375,000, but that that number could of course be higher or lower based on the size of the Fund. Mr. Canty stated that due to regulatory restrictions and oversight, managing a closed-end fund can be more labor intensive on the administrative, operational and compliance sides and therefore more costly to Clough than advising a hedge fund, Clough’s principal type of other large client. The Trustees requested that Clough present to the Trustees at the next meeting to consider renewal of the Advisory Agreement a profitability analysis for all funds for which it serves as investment adviser. The Trustees then reviewed Clough’s income statement for the year ended December 31, 2004 and its balance sheet as of that date.

The Board of Trustees reviewed and discussed materials prepared and distributed in advance of the meeting regarding the comparability of the proposed investment advisory fee of the Fund with the investment advisory fees of other investment companies, which had been prepared at the request of ALPS by Lipper Analytical Services. Because the Fund is unique in the marketplace, Lipper had a difficult time presenting an appropriate peer group for comparison. Mr. Canty confirmed that Clough was not aware of any closely comparable closed-end funds. For comparison, the Trustees first were presented with the fees from 12 closed-end investment companies that invest in foreign markets, primarily in geographic sectors or emerging markets, that did not use leverage (i.e., issue debt or preferred stock). The investment advisory fee for this group ranged from 0.291% to 1.240%, with an average of 0.850%. The total expenses for this group ranged from 0.930% to 2.634%. The Fund’s total expenses are estimated to be 1.250%. The Trustees were also presented with the fees from 12 closed-end investment companies that invest in foreign markets, primarily in geographic sectors or emerging markets, that used leverage. The investment advisory fee for this group ranged from 0.291% to 1.340%, with an average of 0.933%. The total expenses for this group ranged from 1.120% to 2.634%.

The Trustees also reviewed and considered a Morningstar analysis comparing the proposed investment advisory fee of the Fund with investment advisory fees of open-end global equity investment companies. The average total expenses for the Morningstar open-end global equity funds was approximately 1.77% versus 1.250% for the Fund.

The Trustees noted that the objectives of these funds in the two analyses differed from the Fund’s objectives and policies, however the analyses provided a sufficient comparative universe. The Trustees questioned the increase in the investment advisory fee Clough is to receive from the Fund in relation to the fees paid by the Global Allocation Fund. Mr. Canty stated that making allocations properly is a difficult task, made more difficult for the Fund since the Fund was more limited in its ability to invest in debt securities, which will require Clough to undertake extensive research to locate equities that have higher yielding components such as REITS, preferred stocks and higher yielding common stocks. He stated that Clough will also have to undertake more hedging and shorting activities because the prices of equity securities are more volatile.

Mr. Canty stated that in the near term, Clough did not expect any fall out benefits or any other direct or indirect benefits to result to it from its relationship with the Fund. Mr. Canty then reviewed with the Trustees Clough’s best execution, soft dollar practices and proxy voting policies, which are detailed elsewhere in the Fund’s SAI.* See “Portfolio Trading.” Finally, Mr. Canty referred to and briefly reviewed Part II of Clough’s Form ADV, which was previously distributed to the Trustees.

At this point, W. Robert Alexander (the Fund’s Chairman) and Mr. Canty, both “interested persons” of the Fund, as well as the other representatives of ALPS, left the meeting. The non-interested Trustees, with the assistance of legal counsel, reviewed and discussed in more detail the information that had been presented relating to Clough, the Advisory Agreement and Clough’s profitability.

Mr. Alexander, Mr. Canty and the representatives of ALPS rejoined the meeting. The Board of Trustees present in person, with the non-interested Trustees present in person voting separately, unanimously concluded that the proposed investment advisory fee of 0.90% of the Fund’s total assets is fair and reasonable for the Fund and that the Advisory Agreement is in the best interests of the Fund and its shareholders.

*Available without a charge, upon request, by contacting the Fund at 1-877-256-8445.

TRUSTEES & OFFICERS

September 30, 2005 (Unaudited)

Except for their service on the Company’s Board of Directors, the independent directors named below have not held any positions during the past two years with the Fund; any investment company; any investment adviser; any underwriter of the Fund; or any affiliate of the Fund or its investment advisers or underwriters. Each independent trustee serves on the Fund’s Audit Committee.

INTERESTED TRUSTEES AND OFFICERS

Name, Age and Address	Position(s) Held with Funds/Length of Time Served	Principal Occupation(s) During Past 5 Years* and Other Directorships Held by Trustee	Number of Portfolios in Fund Complex Overseen by Trustee

W. RobertAlexander Age - 77 1625 Broadway, Ste. 2200 Denver, CO 80202	Trustee and Chairman/Since Inception

Mr. Alexander was the Chief Executive Officer & Chairman of ALPS until September 30, 2005. Mr. Alexander was Vice Chairman of First Interstate Bank of Denver, responsible for Trust, Private Banking, Retail Banking, Cash Management Services and Marketing. Mr. Alexander is currently a member of the Board of Trustees of the Hunter and Hughes Trusts as well as Chairman of Reaves Utility Income Fund, Clough Global Allocation Fund, Financial Investors Trust and Financial Investors Variable Insurance Trust. Because of his affiliation with ALPS, Mr. Alexander is considered an “interested” Trustee of the Fund.

2

James E. Canty Age - 43 One Post Office Square, 40th Floor Boston, MA 02109	Trustee and Portfolio Manager/Since Inception

Mr. Canty is a founding partner,  Chief Financial Officer and General Counsel for Clough. Prior to founding Clough in 2000, Mr. Canty worked as a corporate and securities lawyer and Director of Investor Relation s for Converse, Inc. from 1995 to 2000. He was a corporate and securities lawyer for the Boston offices of Goldstein & Manello, P.C. from 1993 to 1995 and Bingham, Dana and Gould from 1990 to 1993. Mr. Canty served as an Adjunct Professor at Northeastern University from 1996 to 2000. Mr. Canty is currently a member of the Board of Directors of Clough Offshore Fund, Ltd and Board of Trustees of Clough Global Allocation Fund. Because of his affiliation with Clough, Mr. Canty is considered an “interested’’ Trustee of the Fund.

2

Name, Age and Address	Position(s) Held with Funds/Length of Time Served	Principal Occupation(s) During Past 5 Years* and Other Directorships Held by Trustee	Number of Portfolios in Fund Complex Overseen by Trustee

Edmund J. Burke Age - 44 1625 Broadway, Ste. 2200 Denver, CO 80202	President/Since Inception

Mr. Burke is President and a Director of ALPS. Mr. Burke joined ALPS in 1991 as Vice President and National Sales Manager. Because of his position with ALPS, Mr. Burke is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Burke is currently the President of Reaves Utility Income Fund, Clough Global Allocation Fund, Financial Investors Trust and Financial Investors Variable Insurance Trust.

N/A

Jeremy O. May Age - 35 1625 Broadway, Ste. 2200 Denver, CO 80202	Treasurer/Since Inception

Mr. May is Managing Director of ALPS. Mr. May joined ALPS in 1995 as a Controller. Because of his position with ALPS, Mr. May is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. May is currently the Treasurer of Reaves Utility Income Fund, Clough Global Allocation Fund, Financial Investors Trust, Financial Investors Variable Insurance Trust and First Funds.

N/A

Kim Storms Age - 33 1625 Broadway, Suite 2200 Denver, CO 80202	Assistant Treasurer/Since July 13, 2005

Ms. Storms is Director of Fund Administration and Vice-President of ALPS.  Ms. Storms joined ALPS in 1998 as Assistant Controller.  Because of her position with ALPS, Ms. Storms is deemed an affiliate of the Trust as defined under the 1940 Act.  Ms. Storms is also Assistant Treasurer of the Clough Global Allocation Fund, Reaves Utility Income Fund, Financial Investors Trust, Financial Investors Variable Insurance Trust and Assistant Secretary of Ameristock Mutual Fund, Inc.

N/A

INDEPENDENT TRUSTEES AND OFFICERS

Name, Age and Address	Position(s) Held with Funds/Length of Time Served	Principal Occupation(s) During Past 5 Years* and Other Directorships Held by Trustee	Number of Portfolios in Fund Complex Overseen by Trustee

Erin Douglas Age - 28 1625 Broadway, Ste. 2200 Denver, CO 80202	Secretary/Since Inception

Ms. Douglas is Associate Counsel of ALPS. Ms. Douglas joined ALPS as Associate Counsel in January 2003. Ms. Douglas is deemed an affiliate of the Trust as defined under the 1940 Act. Ms.Douglas is currently the Secretary of Financial Investors Trust and Clough Global Allocation Fund.

N/A

Brad Swenson Age - 33 1625 Broadway, Ste. 2200 Denver, CO 80202	Chief Compliance Officer/Since Inception

Mr. Swenson joined ALPSas Chief Compliance Officer (“CCO”) in May 2004.  Prior to joining ALPS, Mr. Swenson served as the Senior Audit manager at Janus Capital Group.  Before joining Janus Mr. Swenson was a senior Internal Auditor for Oppenhiemer Funds.  Because of his position with ALPS and ADI, Mr. Swenson is deemed an affiliate of the Trust as defined under the 1940 Act.  Mr. Swenson is currently the CCO of Financial Investors Trust, Clough Global Allocation Fund, Reaves Utility Income Fund, SPDR Trust, Midcap SPDR Trust, and DIAMONDS Trust.

N/A

Andrew C. Boynton Age - 49 Carroll School of Management Boston College Fulton Hall 510 140 Comm. Ave. Chestnut Hill, MA 02467	Trustee/Since Inception

Mr. Boynton is currently the Dean of the Carroll School of Management at Boston College. My Boynton served as Professor of Strategy from 1996 to 2005 and Program Director of the Executive MBA Program from 1998 to 2005 at International Institute of Management Development, Lausanne, Switzerland (“IMD”). Prior to that he was an Associate Professor at the Kenan-Flagler Business School, University of North Carolina, Chapel Hill from 1994 to 1996, Visiting Professor at IMD, Lausanne, Switzerland from 1992 to 1994 and Assistant Professor, Darden School, University of Virginia from 1987 to 1992. Mr. Boynton is also a Trustee of the Clough Global Allocation Fund.

2

INDEPENDENT TRUSTEES

Name, Age and Address	Position(s) Held with Funds/Length of Time Served	Principal Occupation(s) During Past 5 Years* and Other Directorships Held by Trustee	Number of Portfolios in Fund Complex Overseen by Trustee

Robert Butler Age - 64 12 Harvard Drive Hingham, MA 02043	Trustee/Since Inception

Mr. Butler is currently an independent consultant for businesses. Mr. Butler was President of the Pioneer Funds Distributor, Inc. from 1989 to 1998. He was Senior Vice-President from 1985 to 1988 and Executive Vice-President and Director from 1988 to 1999 of the Pioneer Group, Inc. While at the Pioneer Group, Inc. until his retirement in 1999,  Mr. Butler was a Director or Supervisory Board member of a number of subsidiary and affiliated companies, including: Pioneer First Polish Investment Fund, JSC, Pioneer Czech Investment Company and Pioneer Global Equity Fund PLC. From 1975 to 1984 Mr. Butler was a Vice-President of the National Association of Securities Dealers.  Mr. Butler is currently a Trustee of the Clough Global Allocation Fund.

			2

Mr. Adam Crescenzi Age - 62 100 Walden Street Concord, MA 01742	Trustee/Since Inception	Mr. Crescenzi is a founding partner of Telos Partners, a business advisory firm founded in 1998. Prior to that, he served as Executive Vice President of CSC Index. Mr. Crescenzi is currently a member of the Board of Directors of the Boch Center for the Performing Arts, a Trustee of Dean College and Clough Global Allocation Fund, and Chairman of the Board of Directors of Creative Realities and ICEX, Inc.	2

John F. Mee, Esq. Age - 61 1625 Broadway, Ste. 2200 Denver, CO 80202	Trustee/Since Inception	Mr. Mee is an attorney practicing commercial law, family law, products liability and criminal law. He was an instructor in the Harvard Law School Trial Advocacy Work-shop from 1990 to 2002. Mr. Mee is a member of the Bar of the Commonwealth of Massachusetts. He serves on the Board of Directors of Holy Cross Alumni Association and Board of Trustees of the Clough Global Allocation Fund.	2

Name, Age and Address	Position(s) Held with Funds/Length of Time Served	Principal Occupation(s) During Past 5 Years* and Other Directorships Held by Trustee	Number of Portfolios in Fund Complex Overseen by Trustee

Richard C. Rantzow Age - 67 1625 Broadway, Suite 2200 Denver, CO 80202	Trustee/Since Inception	Mr. Rantzow was the Chief Financial Officer and a Director of Ron Miller Associates, Inc. (manufacturer). Prior to that, Mr. Rantzow was Managing Partner (until 1990) of the Memphis office of Ernst & Young. Mr. Rantzow is also Chairman of First Funds Trust and a Trustee of the Clough Global Allocation Fund.	2

Jerry G. Rutledge Age - 61 2745 Springmede Court Colorado Springs, CO 80906	Trustee/Since Inception	Mr. Rutledge is the President and owner of Rutledge’s Inc., a retail clothing business. Mr. Rutledge is currently Director of the American National Bank, a Regent of the University of Colorado and a Trustee of Clough Global Allocation Fund.	2

CLOUGH GLOBAL EQUITY FUND 1625 Broadway, Suite 2200 Denver, CO 80202 1-877-256-8445

This Fund is neither insured nor guaranteed by the U.S. Government, the FDIC, the Federal Reserve Board or any other governmental agency or insurer.

For more information about the Fund, including a prospectus, please visit www.cloughglobal.com or call 1-877-256-8445.

Item 2.  Code of Ethics.

(a)            Not Applicable

(b)           Not Applicable.

(c)            Not Applicable

(d)           Not Applicable

(e)            Not Applicable.

(f)              Not Applicable

Item 3.  Audit Committee Financial Expert.

Not Applicable

Item 4.  Principal Accounting Fees and Services.

Not Applicable

(a)	Not Applicable

(b)	Not Applicable

(c)	Not Applicable

(d)	Not Applicable

(e)(1)	Not Applicable

(e)(2)	Not Applicable

(f)	Not applicable

(g)	Not Applicable

(h)	Not applicable

3

Item 5.    Audit Committee of Listed Registrant.

Not Applicable

Item 6.   Schedule of Investments.

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable

Item 8:  Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)  Not Applicable

(a)(2) Not Applicable

(a)(3) Not Applicable

(a)(4) Not Applicable

Item 9.   Purchases of Equity Securities by Closed-End Management Investment Companies.

Not Applicable

Item 10.     Submission of Matters to Vote of Security Holders

The registrant has adopted the following changes to its procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

The Board of Trustees of the registrant will as part of its authority and responsibilities, seek individuals qualified to become members of the Board of Trustees, including evaluating persons suggested by shareholders. In connection with filling vacancies or expanding the Board of Trustees, the Board of Trustees will evaluate the suitability of individual candidates in the context of the Board  as a whole, with the objective of recommending a group or individual candidate that can best perpetuate the success of the business and represent shareholder interests through the exercise of sound judgment, relying on its diversity of experience. Candidates may be nominated by the Board of Trustees or by shareholders by submitting the name and basic qualifications of the

4

candidates to the Secretary of the Registrant at Clough Global Equity Fund, 1625 Broadway, Suite 2200, Denver, Colorado 80202.

Item 11.   Controls and Procedures.

(a)            The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended)  during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1) Not Applicable

(a)(2)  The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.Cert.

(b)  A certification for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

5

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLOUGH GLOBAL EQUITY FUND

By:	/s/ Edmund J. Burke
Edmund J. Burke
President/Principal Executive Officer

Date:	December 9, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

CLOUGH GLOBAL EQUITY FUND

By:	/s/ Edmund J. Burke
Edmund J. Burke
President/Principal Executive Officer

Date:	December 9, 2005

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer/Principal Financial Officer

Date:	December 9, 2005

6